UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global Value Opportunities Fund (JGV)
September 30, 2012

Shares	Description (1)						Value
	Common Stocks - 83.0%
	Aerospace & Defense - 3.1%
990,000	Finmeccanica SPA						$ 4,702,048
140,850	Thales S.A.						4,837,205
	Total Aerospace & Defense						9,539,253
	Capital Markets - 3.2%
175,000	Credit Suisse Group, ADR						3,701,250
1,333,437	EFG - Hermes Holdings SAE, (3)						2,631,893
525,000	GP Investments Ltd						1,123,936
139,000	Gucco Group Ltd						1,251,243
235,000	Uranium Participation Corporation, (2)						1,250,178
	Total Capital Markets						9,958,500
	Commercial Banks - 1.7%
650,000	Bank Leumi le-Israel B.M						1,816,616
1,180,000	Sumitomo Mitsui Trust Holdings Incorporated						3,507,945
	Total Commercial Banks						5,324,561
	Communications Equipment - 1.1%
1,305,000	Nokia Corporation, ADR						3,353,850
	Construction Materials - 1.4%
929,000	Asia Cement China Holdings Corporation						391,773
1,533,000	India Cements Limited, GDR, Reg S, 144A						2,754,801
5,214,000	Luks Group Vietnam Holdings Company Limited						1,143,119
	Total Construction Materials						4,289,693
	Diversified Telecommunication Services - 6.1%
117,500	Nippon Telegraph and Telephone Corporation, ADR						2,785,925
76,500	PT Telekomunikasi Indonesia TBK, ADR						2,978,145
1,394,920	Telecom Egypt SAE						3,331,289
6,375,000	Telecom Italia S.p.A.						5,582,979
650,000	Telkom S.A. Ltd						1,374,504
159,133	Vivendi Universal SA,						3,103,194
	Total Diversified Telecommunication Services						19,156,036
	Electric Utilities - 12.6%
383,542	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)						3,463,384
36,306	Centrais Electricas Brasileiras S.A., ADR, (2)						215,295
176,000	Centrais Electricas Brasileiras S.A.						1,582,676
1,100,000	EDP - Energias de Portugal, S.A.						3,027,834
553,000	Electricite de France S.A.						11,586,863
475,003	Electrobras S.A.						2,835,139
239,000	Exelon Corporation						8,503,620
263,400	Korea Electric Power Corporation, Sponsored ADR, (2)						3,271,428
1,777,000	RusHydro, GDR						4,726,820
	Total Electric Utilities						39,213,059
	Electrical Equipment - 1.0%
47,000	Alstom S.A.						1,647,941
72,390	Areva S.A.						1,325,603
	Total Electrical Equipment						2,973,544
	Energy Equipment & Services - 1.3%
308,000	Weatherford International Ltd, (2)						3,905,440
	Food Products - 3.1%
98,000	Archer-Daniels-Midland Company						2,663,640
48,800	BrasilAgro Companhia Brasileira de Propriedades Agricoles						231,332
190,000	Smithfield Foods, Inc., (2)						3,733,500
191,000	Tyson Foods, Inc., Class A						3,059,820
	Total Food Products						9,688,292
	Health Care Providers & Services - 1.8%
62,000	Aetna Inc.						2,455,200
68,000	Health Net Inc., (2)						1,530,680
210,800	Profarma Distribuidora de Produtos Farmaceuticos S.A.						1,527,514
	Total Health Care Providers & Services						5,513,394
	Hotels, Restaurants & Leisure - 1.0%
201,000	Orascom Development Holding AG,						3,184,370
	Household Durables - 1.1%
868,000	Oriental Weavers Group, (3)						3,485,172
	Insurance - 1.6%
70,000	American International Group, (2)						2,295,300
40,500	Endurance Specialty Holdings Limited						1,559,250
70,000	MS&AD Insurance Group Holdings, Inc.						1,211,814
	Total Insurance						5,066,364
	Leisure Equipment & Products - 0.2%
16,600	Sankyo Company Ltd						773,206
	Marine - 0.7%
120,000	Stolt-Nielsen S.A.						2,293,634
	Metals & Mining - 18.6%
71,000	AngloGold Ashanti Limited, Sponsored ADR						2,488,550
294,000	Barrick Gold Corporation						12,277,440
239,815	Eastern Platinum Limited, (2)						43,909
38,320	First Uranium Corporation						5,847
10,081	Geovic Mining Corporation, (2)						1,025
195,000	Gold Fields Limited, Sponsored ADR						2,505,750
1,192,501	Gran Colombia Gold Corporation, (2)						442,745
4,558	Impala Platinum Holdings Limited, Sponsored ADR, (3)						75,982
330,000	Impala Platinum Holdings Limited						5,511,234
1,023,000	Kinross Gold Corporation						10,444,830
160,000	Newcrest Mining Limited						4,836,309
100,000	Newmont Mining Corporation						5,601,000
540,000	NovaGold Resources Inc., (2)						3,024,000
1,191,000	Polyus Gold International Limited, Sponsored GDR						4,168,592
654,717	Turquoise Hill Resources Limited						5,552,000
6,150,387	Village Main Reef Limited						886,755
	Total Metals & Mining						57,865,968
	Oil, Gas & Consumable Fuels - 11.3%
477,000	Arch Coal Inc.						3,019,410
448,000	Cameco Corporation						8,713,600
160,000	Chesapeake Energy Corporation						3,019,200
428,439	ERG S.P.A.						3,094,178
2,145	Gazprom OAO, ADR, (3)						21,643
494,800	Gazprom OAO, GDR						4,962,844
74,000	Hess Corporation						3,975,280
29,000	Niko Resources Limited						400,590
105,000	Peabody Energy Corporation						2,340,450
10,423,000	PT Medco Energi Internasional TBK						1,862,417
121,500	Suncor Energy, Inc.						3,991,275
	Total Oil, Gas & Consumable Fuels						35,400,887
	Pharmaceuticals - 1.1%
7,352	EGIS Pharmaceticals PLC						583,170
60,433	Ipsen S.A.						1,473,199
2,975,000	United Laboratories International Holdings Ltd						1,423,417
	Total Pharmaceuticals						3,479,786
	Real Estate Management & Development - 0.7%
13,205	Cresub S.A.C.I.F.y.A., ADR, (2)						107,885
980,000	Emaar Properties PJSC, (3)						930,619
108,623	Solidere, GDR, 144A, (3)						1,369,747
	Total Real Estate Management & Development						2,408,251
	Road & Rail - 2.4%
70,200	East Japan Railway Company						4,650,615
64,000	West Japan Railway Company						2,735,008
	Total Road & Rail						7,385,623
	Software - 1.0%
110,000	Microsoft Corporation						3,275,800
	Specialty Retail - 1.6%
285,000	Best Buy Co., Inc.						4,899,150
	Textiles, Apparel & Luxury Goods - 0.0%
2,506,000	China Hongxing Sports Limited, (4)						14,682
	Tobacco - 0.8%
170,000	Eastern Tobacco Co.						2,506,745
	Wireless Telecommunication Services - 4.5%
1,045,000	Bharti AirTel Limited						5,264,130
17,800	Millicom International Cellular S.A.						1,651,612
1,470	NTT DoCoMo Inc.						2,384,700
39,000,000	SafariCom Limited						1,874,560
143,000	TIM Participacoes S.A.						2,748,460
	Total Wireless Telecommunication Services						13,923,462
	Total Common Stocks (cost $292,382,588)						258,878,722

Principal
Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value
	Mortgage-Backed Securities - 2.2%
	Residentials - 2.2%
$ 14,253	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16, (I/O)			4.000%	3/25/26	Aaa	$ 920,300
7,653	Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)			4.500%	5/01/20	Aaa	581,958
90	Fannie Mae Mortgage Pool 100195			2.703%	8/20/22	Aaa	91,117
55	Fannie Mae Mortgage Pool 713939			2.295%	4/01/33	Aaa	57,988
14	Fannie Mae Mortgage Pool 708743			2.278%	6/01/33	Aaa	15,038
110	Fannie Mae Mortgage Pool 776486			2.300%	3/01/34	Aaa	117,488
399	Fannie Mae Mortgage Pool 816594			2.291%	2/01/35	Aaa	426,246
1,662	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, Series 2011-81, (I/O)			3.500%	8/25/26	Aaa	176,150
322	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI, (I/O)			4.500%	5/25/19	Aaa	12,308
798	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool FH 780184			2.377%	1/01/33	Aaa	844,014
45	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284			2.453%	2/01/33	Aaa	45,807
12	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640, (I/O)			4.500%	8/15/17	Aaa	70
152	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI, (I/O)			4.500%	2/15/19	Aaa	4,607
349	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI, (I/O)			4.500%	1/15/19	Aaa	15,596
135	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI, (I/O)			4.500%	5/15/18	Aaa	9,663
45	Federal Home Loan Mortgage Corporation, Pool 789045			2.375%	2/01/32	Aaa	47,745
13,894	Federal Home Loan Mortgage Corporation, REMIC, Series 3766, (I/O)			3.500%	11/15/20	Aaa	932,148
9,342	Federal Home Loan Mortgage Corporation, REMIC, Series 3879, (I/O)			3.500%	3/15/26	Aaa	812,802
1,472	Federal Home Loan Mortgage Corporation, REMIC, Series 3906, Class EI, (I/O)			3.500%	5/15/26	Aaa	157,670
3,307	Freddie Mac Multiclass Certificates, Series 3804, (I/O)			3.500%	2/15/25	Aaa	200,024
3,445	Freddie Mac Multiclass Certificates, Series 3855, (I/O)			3.500%	1/15/25	Aaa	184,117
1,086	GNMA Mortgage Pool G2 81832			2.000%	1/20/37	Aaa	1,132,208
58,640	Total Residentials						6,785,064
$ 58,640	Total Mortgage-Backed Securities (cost $8,940,333)						6,785,064

Shares	Description (1)			Coupon		Ratings (5)	Value
	Convertible Preferred Securities - 0.9%
	Communications Equipment - 0.9%
4,800	Lucent Technologies Capital Trust I			7.750%		CCC	$ 2,772,000
	Total Convertible Preferred Securities (cost $2,911,198)						2,772,000

Principal
Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value
	Convertible Bonds - 4.3%
	Biotechnology - 0.9%
$ 4,200	Dendreon Corporation, Convertible Bond			2.875%	1/15/16	N/R	$ 2,790,375
	Communications Equipment - 2.0%
6,250	Lucent Technologies Inc., Series B			2.750%	6/15/25	B	6,125,000
	Metals & Mining - 0.1%
320	First Uranium Corporation, Reg S			4.250%	10/05/12	N/R	309,323
	Oil, Gas & Consumable Fuels - 0.9%
1,400	Magnolia Finance, Convertible to MOL Hungarian Oil & Gas			4.000%	3/20/16	B+	1,306,125
3,950	USEC Inc., Convertible Bond			3.000%	10/01/14	Caa2	1,547,906
5,350	Total Oil, Gas & Consumable Fuels						2,854,031
	Pharmaceuticals - 0.4%
8,000	United Laboratories International Holdings Limited			7.500%	11/14/16	N/R	1,247,438
$ 24,120	Total Convertible Bonds (cost $15,390,065)						13,326,167

Principal
Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value
	Corporate Bonds - 8.0%
	Commercial Banks - 0.5%
$ 900	The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S			8.375%	4/27/15	B2	$ 868,500
900	Ukraine Export-Import Bank Loan Participation with Credit Suisse International			8.400%	2/09/16	B3	732,150
1,800	Total Commercial Banks						1,600,650
	Construction Materials - 1.0%
1,300	C10 Capital (SPV) Limited, 144A			6.722%	N/A (6)	B+	910,000
3,650	Cemex C5 Capitol Special Purpose Vehicle Limited, Series 2006, 144A			0.401%	N/A (6)	B+	2,117,000
4,950	Total Construction Materials						3,027,000
	Food Products - 0.6%
1,800	MHP SA, 144A			10.250%	4/29/15	B	1,827,000
	Metals & Mining - 0.9%
3,400	Banro Corporation, 144A			10.000%	3/01/17	N/R	2,975,000
	Oil, Gas & Consumable Fuels - 3.5%
1,540	Arch Coal Inc.			8.750%	8/01/16	B+	1,509,200
4,050	Petroleos de Venezuela S.A.			4.900%	10/28/14	B+	3,657,150
4,500	Petroleos de Venezuela S.A.			5.000%	10/28/15	B+	3,813,750
2,000	Ship Finance International Limited			8.500%	12/15/13	B+	2,000,000
12,090	Total Oil, Gas & Consumable Fuels						10,980,100
	Wireless Telecommunication Services - 1.5%
5,700	NII Capital Corporation			7.625%	4/01/21	B2	4,531,500
$ 29,740	Total Corporate Bonds (cost $24,567,704)						24,941,250

Principal
Amount (000) (7)	Description (1)			Coupon	Maturity	Ratings (5)	Value
	Sovereign Debt - 1.2%
	Argentina - 0.7%
$ 3,000	Province of Buenos Aires, 144A			10.875%	1/26/21	B	$ 2,175,000
	Nigeria - 0.5%
285,700 NGN	Nigerian Republic Treasury Bond			10.500%	3/18/14	BB-	1,784,171
	Total Sovereign Debt (cost $4,552,359)						3,959,171

Shares	Description (1)						Value
	Warrants - 0.0%
	Metals & Mining - 0.0%
89,280	Banro Corporation, 144A, (3)						$ 107,136
349,467	Gran Colombia Gold Corporation, (2)						62,208
	Total Warrants (cost $264,575)						169,344

Principal
Amount (000)	Description (1)			Coupon	Maturity		Value
	Short-Term Investments - 0.7%
	Repurchase Agreements - 0.7%
$ 2,116	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $2,115,618, collateralized by $1,995,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $2,162,053			0.010%	10/01/12		$ 2,115,616
	Total Short-Term Investments (cost $2,115,616)						2,115,616
	Total Investments (cost $351,124,438) - 100.3%						312,947,334

Shares	Description (1)						Value
	Common Stocks Sold Short - (3.5)%
	Chemicals - (0.6)%
(24,500)	Sigma-Aldrich Corporation						$ (1,763,265)
	Hotels, Restaurants & Leisure - (2.2)%
(4,400)	Chipotle Mexican Grill, (2)						(1,397,176)
(20,700)	Panera Bread Company, (2)						(3,537,423)
(36,500)	Starbucks Corporation						(1,852,375)
	Total Hotels, Restaurants & Leisure						(6,786,974)
	Software - (0.4)%
(8,300)	Salesforce.com, Inc., (2)						(1,267,327)
	Textiles, Apparel & Luxury Goods - (0.3)%
(16,500)	Lululemon Athletica Inc., (2)						(1,220,010)
	Total Common Stocks Sold Short (proceeds $6,784,423)						(11,037,576)
	Other Assets Less Liabilities - 3.2% (8)						10,001,410
	Net Assets - 100%						$ 311,911,168

Investments in Derivatives at September 30, 2012
Call Options Written outstanding:

Number of				Notional	Expiration	Strike
Contracts	Type			Amount (9)	Date	Price	Value (8)
	Call Options - (0.9)%
(620)	Aetna Inc.			$ (2,542,000)	12/22/12	$ 41.0	$ (84,940)
(700)	American International Group			(2,450,000)	1/19/13	35.0	(88,550)
(440)	Archer-Daniels-Midland Corporation			(1,276,000)	12/22/12	29.0	(18,480)
(2,940)	Barrick Gold Corporation			(12,936,000)	4/20/13	44.0	(926,100)
(1,620)	Best Buy Co., Inc.			(3,240,000)	12/22/12	20.0	(179,820)
(615)	Best Buy Co., Inc.			(1,168,500)	1/19/13	19.0	(88,253)
(615)	Best Buy Co., Inc.			(1,230,000)	1/19/13	20.0	(69,495)
(1,600)	Chesapeake Energy Corporation			(3,520,000)	1/19/13	22.0	(87,200)
(680)	Health Net Inc.			(1,530,000)	4/20/13	22.5	(244,800)
(550)	Microsoft Corporation			(1,760,000)	10/20/12	32.0	(4,675)
(500)	Newmont Mining Corporation			(2,875,000)	1/19/13	57.5	(137,485)
(6,525)	Nokia Corporation			(1,957,500)	4/20/13	3.0	(270,787)
(950)	Smithfield Foods, Inc.			(1,900,000)	1/19/13	20.0	(130,625)
(950)	Smithfield Foods, Inc.			(2,137,500)	1/19/13	22.5	(47,500)
(765)	PT Telekomunikasi Indonesia Stock Option			(2,677,500)	10/20/12	35.0	(306,000)
(20,070)	Total Call Options Written (premiums received $3,294,630)			$ (43,200,000)			$(2,684,710)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

				Level 1	Level 2	Level 3	Total
	Long-Term Investments*:
	Common Stocks			$250,348,984	$ 8,515,056	$14,682	$258,878,722
	Mortgage-Backed Securities			–	6,785,064	–	6,785,064
	Convertible Preferred Securities			–	2,772,000	–	2,772,000
	Convertible Bonds			–	13,326,167	–	13,326,167
	Corporate Bonds			–	24,941,250	–	24,941,250
	Sovereign Debt			–	3,959,171	–	3,959,171
	Warrants			62,208	107,136	–	169,344
	Short-Term Investments:
	Repurchase Agreements			–	2,115,616	–	2,115,616
	Common Stocks Sold Short			(11,037,576)	–	–	(11,037,576)
	Derivatives:
	Call Options Written			(2,684,710)	–	–	(2,684,710)
	Total			$236,688,906	$62,521,460	$14,682	$299,225,048

	* Refer to the Fund’s Portfolio of Investments for industry classifications, a breakdown of Common Stocks and Warrants classified as Level 2 and a breakdown of securities classified as Level 3.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year.  Changes in the leveling of investments are primarily due to changes in the observability of inputs or securities no longer being fair valued using methods determined in good faith by, or at the discretion of, the Board of Trustees.

	Level 1		Level 2			Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)		Transfers In	(Transfers Out)
	$5,838,034	$–	$2,090,796		$(5,838,034)	$–	$(2,090,796)

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

			Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location		Value
	Equity Price	Options	–	$ –	Call options written, at value		$ (2,684,710)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFIC”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding common stocks sold short and investments in derivatives) was $353,299,071.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short and investments in derivatives) at September 30, 2012, were as follows:

	Gross unrealized:
	Appreciation						$ 12,691,979
	Depreciation						(53,043,716)

	Net unrealized appreciation (depreciation) of investments						$ (40,351,737)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock and Warrant categorized as Level 2.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value disclosure purposes, investment categorized as Level 3.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.
(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(8)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
SPV	Special Purpose Vehicle.
I/O	Interest only security.
N/A	Not applicable.
N/R	Not rated.
NGN	Nigerian Naira.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012